Shareholder Report, Line Graph (Details) 74200177500_Franklin California Municipal Income ETF_Class R6_TSR Annual {Class R6} - USD ($)											12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2025
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name											Class R6
Accumulated Value	$ 12,841	$ 11,322	$ 10,933	$ 12,662	$ 12,189	$ 11,755	$ 10,770	$ 10,680	$ 10,629	$ 10,000	$ 12,805
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value	$ 12,428	$ 11,260	$ 10,968	$ 12,393	$ 12,076	$ 11,601	$ 10,687	$ 10,650	$ 10,558	$ 10,000	$ 12,601